Note 17 - Income Taxes (Detail) - Income before income taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income before income taxes	$ 17,221	$ 15,390	$ 7,933
Canada [Member]
Income before income taxes	14,908	17,225	5,045
United States [Member]
Income before income taxes	1,529	87	5,380
Other Countries [Member]
Income before income taxes	$ 784	$ (1,922)	$ (2,492)